CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities
Net Loss	$ (30,679)	$ (24,663)	$ (22,439)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation & amortization	5,320	4,997	3,956
Amortization of intangibles	1,069	1,046	1,053
Unrealized gain on derivatives	(71,041)	0	0
Gain on extinguishment of debt, net	(7,117)	0	0
Stock-based compensation	54,417	1,730	1,747
Write-off of other intangible assets	3,009	0	0
Amortization of deferred debt charges	493	657	242
Loss (gain) on asset dispositions	24	458	(4)
Reverse recapitalization costs allocated to warrants and earnouts	1,604	0	0
Changes in operating assets and liabilities, net of reverse recapitalization
Accounts receivable	(4,846)	283	(239)
Other current assets	(2,902)	343	(283)
Other assets	16	149	71
Accounts payable	(856)	2,179	953
Other current liabilities	1,111	2,066	(1,401)
Other liabilities	(1,248)	1,554	0
Deferred revenue	12,735	2,547	26
Net Cash Used In Operating Activities	(38,891)	(6,654)	(16,318)
Cash Flows From Investing Activities
Capital expenditures	(5,163)	(2,874)	(6,356)
Net Cash Used In Investing Activities	(5,163)	(2,874)	(6,356)
Cash Flows From Financing Activities
Proceeds from reverse recapitalization, net	557,574	0	0
Payments to legacy investors	(336,079)	0	0
Payments of reverse recapitalization costs	(21,638)	0	0
Proceeds from loan and security agreement	11,000	4,000	35,000
Proceeds from promissory note	0	8,293	0
Repayment of loan and security agreement	(50,000)	0	0
Repayment of revolving debt facility	0	0	(10,000)
Payments of debt issuance costs	0	0	(613)
Payment of debt extinguishment costs	(1,607)	0	0
Net Cash Provided By Financing Activities	159,250	12,293	24,387
Effect of Exchange Rate Change on Cash, cash equivalents, and restricted cash	1	21	28
Net increase in Cash, Cash Equivalents, and Restricted cash	115,197	2,786	1,741
Cash, cash equivalents, and restricted cash at beginning of period	30,682	27,896	26,155
Cash, Cash Equivalents, and Restricted cash at end of period	145,879	30,682	27,896
Supplemental Cash Flow Information
Purchase of fixed assets included in accounts payable	44	28	39
Cash paid for interest	$ 4,069	$ 4,148	$ 1,442